Defined Benefit Plans (Funded Status) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of period	$ 1,163.0	$ 384.6
Acquisitions	0.0	687.1
Service cost	22.3	25.8
Prior service cost	0.8	0.0
Interest cost	42.9	26.8
Actuarial loss (gain)	149.7	(4.8)
Participants’ contributions	11.9	11.8
Benefits paid	(38.7)	(28.1)
Effect of changes in exchange rates	(104.3)	59.8
Projected benefit obligation at end of period	1,247.6	1,163.0
Accumulated benefit obligation at end of period	1,226.1	1,144.7
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	1,057.0	310.9
Acquisition	0.0	626.0
Actual earnings of plan assets	114.6	37.0
Group contributions	68.2	44.6
Participants’ contributions	11.9	11.8
Benefits paid	(37.9)	(27.6)
Effect of changes in exchange rates	(91.1)	54.3
Fair value of plan assets at end of period	1,122.7	1,057.0
Net liability	$ 124.9	$ 106.0